Leases - Schedule of Future Lease Liability for Operating and Finance Lease (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Operating Leases
2022	$ 92
2023	70
2024	56
2025	42
2026	35
Thereafter	90
Total lease payments	385
Less: imputed interest	(41)
Total	344	$ 399
Finance Leases
2022	6
2023	5
2024	4
2025	2
2026	0
Thereafter	2
Total lease payments	19
Less: imputed interest	(2)
Total	$ 17	$ 12